Note 3 - Net Loss Per Common Share - Schedule of Earnings Per Share (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net loss	$ (7,435,000)	$ (6,825,000)	$ (6,147,000)	$ (4,194,000)	$ (6,764,000)	$ (5,300,000)	$ (20,407,000)	$ (16,258,000)	$ (20,949,300)	$ (34,731,000)
Less: Undeclared dividends attributable to preferred stock							(4,272,000)	(1,323,000)	(2,205,500)	0
Net loss attributable to common shareholders							(24,922,000)	(17,839,000)	(23,499,500)	(35,075,800)
IPO [Member]
Less: Public Offering Common Stock discount amortization							(58,000)	(75,000)	(99,900)	(100,000)
Public Offering [Member]
Less: Public Offering Common Stock discount amortization							(184,000)	(183,000)	(244,800)	(244,800)
Common Stock [Member]
Net loss	0	0	0	0	0	0			0	0
Allocation of undistributed net loss							$ (2,957,000)	$ (8,765,000)	$ (13,816,900)	$ (35,075,800)
Weighted average shares outstanding, basic and diluted (in shares)							1,432,787	1,040,190	1,097,630	544,475
Basic and diluted net loss per share (in dollars per share)							$ (2.06)	$ (8.43)	$ (12.59)	$ (64.42)
Preferred Stock [Member]
Net loss	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0			$ 0	$ 0
Allocation of undistributed net loss							$ (21,965,000)	$ (9,074,000)	$ (9,682,600)	$ 0
Weighted average shares outstanding, basic and diluted (in shares)							22,793	7,011	8,773	0
Basic and diluted net loss per share (in dollars per share)							$ (963.64)	$ (1,294.31)	$ (1,103.73)	$ 0